Investments - Long-term Investments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-term Investments Maximum	Dec. 31, 2014 Other Long-term Investments Maximum	Dec. 31, 2014 Other Long-term Investments Minimum
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 277,950,000	1,720,000,000	415,200,000
Carrying amount of equity method investments	35,430,000	219,840,000	219,580,000
Impairment charges on long-term investments	$ 15,060,000	93,420,000	17,520,000	169,180,000
Held-to-maturity debt investments maturity					1 year	5 years	1 year
Available for sale debt investments maturity					1 year	5 years	1 year